DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES

The Company accounts for its derivative instruments under the provisions of ASC 815, Derivatives and Hedging-Contracts in Entity’s Own Equity-Scope and Scope Exceptions. Under the provisions of ASC 815, the anti-dilution and cash settlement provisions in certain warrants (collectively the “Derivative Liabilities”) qualify as derivative instruments.

The Company is required to mark-to-market at the end of each reporting period the value of the derivative liabilities. The Company revalues these derivative liabilities at the end of each reporting period by using available market information and commonly accepted valuation methodologies. The periodic change in value of the derivative liabilities is recorded as either non-cash derivative income (if the value of the embedded derivative and warrants decrease) or as non-cash derivative expense (if the value of the embedded derivative and warrants increase). Although the values of the embedded derivative and warrants are affected by interest rates, the remaining contractual conversion period and the Company’s stock volatility, the primary cause of the change in the values of the derivative liabilities will be the value of the Company’s common stock. If the stock price goes up, the value of these derivatives will generally increase and if the stock price goes down the value of these derivatives will generally decrease.

The Company uses a Monte-Carlo simulation methodology and the Black-Scholes option-pricing model in the determination of the fair value of the Derivative Liabilities. The Monte-Carlo simulation methodology is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the Derivative Liabilities and assumptions regarding future financings. The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc. to perform the Monte-Carlo simulations.

The Black-Scholes option-pricing model is affected by the Company’s stock prices as well as assumptions regarding the expected stock price volatility of the term of the derivative liabilities in addition to interest rates and dividend yields.

As of December 31, 2012, the Company had 5,211,229 outstanding warrants to purchase shares of the Company’s common stock that qualified for derivative liability treatment. The recorded fair market value of those warrants at December 31, 2012 was approximately $2,244,000, which is reflected as a non-current liability in the consolidated balance sheet as of December 31, 2012.

As of March 31, 2013, the Company had 4,211,229 outstanding warrants to purchase shares of the Company’s common stock that qualified for derivative liability treatment. The recorded fair market value of those warrants at March 31, 2013 was approximately $2,794,000. During the three months ended March 31, 2013, 1,000,000 warrants qualifying for derivative liability treatment were cashless exercised resulting in the issuance of 553,304 shares of common stock with an aggregate fair value of $626,000.

The Company accounts for its derivative instruments under the provisions of ASC 815, “Derivatives and Hedging-Contracts in Entity’s Own Equity-Scope and Scope Exceptions”. Under the provisions of ASC 815, the anti-dilution and cash settlement provisions in certain warrants (collectively the “Derivative Liabilities”) qualify as derivative instruments.

The Company is required to mark-to-market, at the end of each reporting period, the value of the Derivative Liabilities.  The Company revalues these Derivative Liabilities at the end of each reporting period by using available market information and commonly accepted valuation methodologies.  The periodic change in value of the Derivative Liabilities is recorded as either non-cash derivative income (if the value of the embedded derivative and warrants decrease) or as non-cash derivative expense (if the value of the embedded derivative and warrants increase).  Although the values of the embedded derivative and warrants are affected by interest rates, the remaining contractual conversion period and the Company’s stock volatility, the primary cause of the change in the values of the Derivative Liabilities will be the value of the Company’s common stock.  If the stock price goes up, the value of these derivatives will generally increase and if the stock price goes down the value of these derivatives will generally decrease.

The Company uses a Monte-Carlo simulation methodology and the Black Scholes valuation model in the determination of the fair value of the Derivative Liabilities.  The Monte-Carlo simulation methodology is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the Derivative Liabilities and assumptions regarding future financings. The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc. to perform the Monte Carlo simulations.

The Black-Scholes valuation model is affected by the Company’s stock prices as well as assumptions regarding the expected stock price volatility of the term of the derivative liabilities in addition to interest rates and dividend yields.

As of December 31, 2011, the Company had approximately 18,547,500 outstanding warrants to purchase shares of the Company’s common stock that qualified for derivative liability treatment.  The recorded fair market value of those warrants at December 31, 2011 was approximately $11,824,000, which is reflected as a non-current liability in the consolidated balance sheet as of December 31, 2011.  On March 21, 2012, the Company amended 12,252,500 warrants such that these warrants no longer qualify as derivative liabilities.  The Company determined the change in fair value from the date of previous measurement (December 31, 2011) to the date of amendment (March 21, 2012) for these warrants and recorded approximately $5,110,000 in expense.  Such expense is included in Company’s consolidated statement of operations for the year ended December 31, 2012 under the caption “Change in fair value of derivative liabilities”.

Additionally, as a result of the agreements to amend the warrants and the warrants no longer qualifying for derivative liability treatment, the Company reclassified $13,588,000 of derivative liabilities into a component of additional paid-in capital in the Company's consolidated financial statements for the year ended December 31, 2012.

During the year ended December 31, 2012, 1,067,617 warrants qualifying for derivative liability treatment were cashless exercised resulting in the issuance of 636,780 shares of common stock with an aggregate fair value of approximately $708,000. Also, during the year ended December 31, 2012, 3,947 warrants qualifying for derivative liability treatment were exercised for cash proceeds of approximately $2,000 resulting in the issuance of 3,947 shares of common stock.